As filed with the Securities and Exchange Commission on July 18, 2006

Registration Nos. 333-28755; 811-05626

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 37	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT B

(Exact Name of Registrant)

ING USA ANNUITY AND LIFE INSURANCE COMPANY

(Name of Depositor)

1475 Dunwoody Drive

West Chester, Pennsylvania 19380-1478

(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code (610) 425-3400

Copy to:
John S. (Scott) Kreighbaum, Esq.	Nichole J. Starr, Esq.
ING Americas (U.S. Legal Services)	ING Americas (U.S. Legal Services)
1475 Dunwoody Drive	1475 Dunwoody Drive
West Chester, Pennsylvania 19380	West Chester, Pennsylvania 19380
(610) 425-3404	(610) 425-3837

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on August 7, 2006 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Interests in a separate account under flexible premium deferred variable annuity contracts.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

The purpose of this Post-Effective Amendment No. 37 is to prevent Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 (File No. 333-28755) filed on May 19, 2006 from automatically going effective on July 18, 2006. We have received comments on the prospectus contained in Post-Effective Amendment No. 36 from the staff, and we are currently working to address those comments.

PART A, B and C

Parts A and C of this Post-Effective Amendment No. 37 incorporate by reference Parts A and C of Post-Effective Amendment No. 36 to Registration Statement on Form N-4 (File No. 333-28755) as filed electronically on May 19, 2006. Part B of this Post-Effective Amendment No. 37 incorporates by reference Part B of Post-Effective Amendment No. 35 to Registration Statement on Form N-4 (File No. 333-28755), as filed on April 10, 2006.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account B, has duly caused this Amendment to Registration Statement to be signed on its behalf in the City of West Chester, Commonwealth of Pennsylvania on the 18th day of July, 2006.

SEPARATE ACCOUNT B
(Registrant)
By:	ING USA ANNUITY AND LIFE INSURANCE COMPANY (Depositor)

By:
Harry N. Stout*
President (principle executive officer)

By:	/s/ James A. Shuchart
James A. Shuchart
Counsel of Depositor

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on July 18, 2006.

Signature	Title

President
Harry N. Stout*	(principle executive officer)

DIRECTORS

Chief Financial Officer
David A. Wheat*

Principal Accounting Officer
Steven T. Pierson*

Robert W. Crispin *

Thomas J. McInerney*

Kathleen A. Murphy*

Catherine H. Smith*

By:	/s/ James A. Shuchart
James A. Shuchart
Counsel of Depositor

*Executed by James A. Shuchart on behalf of those indicated pursuant to Power of Attorney.